UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2000
                                                -----------------------

Check here if Amendment [ X ]; Amendment Number:  2
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AARON FLECK & ASSOCIATES L.L.C.
           --------------------------------------------------
Address:   1800 2ND Street, SUITE 799
           --------------------------------------------------
           SARASOTA, FLORIDA 34236
           --------------------------------------------------


Form 13F File Number:    -
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      KEVIN S. AARONS
           -----------------------------------------------
Title:     CHIEF FINANCIAL OFFICER
           -----------------------------------------------
Phone:     (203) 422-2160
           -----------------------------------------------

Signature, Place, and Date of Signing:

/S/ Kevin S. Aarons  Greenwich, Connecticut  February 14, 2001
- -------------------  ----------------------  -----------------

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                       Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        44
                                               -------------

Form 13F Information Table Value Total:        $137,457
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE


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                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7   COLUMN 8
- --------------------------------- -------------- --------- -------- ----------------- ---------- --------    ---------
                                                             VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER
VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS
SOLE SHARED NONE
COMCAST CORP                      CL A SPL       200300200  40,382     967,235                YES       NO     X
AT&T CORP                         COM LIB GRP A  001957208  27,914   2,058,106                YES       NO     X
CABLEVISION SYS CORP              CL A           12686C109  13,734     161,696                YES       NO     X
BELLSOUTH CORP                    COM            079860102   8,123     198,425                YES       NO     X
HARCOURT GEN INC                  COM            41163G101   6,271     109,625                YES       NO     X
AT&T CORP                         COM            001957109   4,591     266,159                YES       NO     X
SBC COMMUNICATIONS INC            COM            78387G103   4,218      88,336                YES       NO     X
GENERAL ELEC CO                   COM            369604103   3,263      68,076                YES       NO     X
GANNETT CO INC                    COM            364730101   2,496      39,576                YES       NO     X
TEXAS INSTRUMENTS INC             COM            882508104   2,470      52,130                YES       NO     X
WINSTAR COMMUNICATIONS INC        COM            975515107   2,411     206,280                YES       NO     X
TIME WARNER INC                   COM            887315109   2,217      42,440                YES       NO     X
AMERICAN TOWER CORP               CL A           029912201   2,003      52,884                YES       NO     X
LUCENT TECHNOLOGIES INC           COM            549463107   1,491     110,473                YES       NO     X
CMGI INC                          COM            125750109   1,457     260,482                YES       NO     X
CHARTER COMMUNICATIONS INC DEL    CL A           16117M107   1,260      55,541                YES       NO     X
AMERICA ONLINE INC DEL            COM            02364J104   1,248      35,875                YES       NO     X
VIACOM INC                        CL A           925524100   1,035      22,015                YES       NO     X
EXODUS COMMUNICATIONS INC         COM            302088109     995      49,770                YES       NO     X
AMERICAN HOME PRODS CORP          COM            026609107     941      14,800                YES       NO     X
JOHNSON & JOHNSON                 COM            478160104     866       8,240                YES       NO     X
TERRA NETWORKS SA                 SPONSORED ADR  88100W103     855      80,976                YES       NO     X
COMCAST CORP                      CL A           200300101     761      18,420                YES       NO     X
ENDESA S A                        SPONSORED ADR  29258N107     692      41,480                YES       NO     X
SCHLUMBERGER LTD                  COM            806857108     512       6,410                YES       NO     X
AUTOMATIC DATA PROCESSING INC     COM            053015103     507       8,000                YES       NO     X
ACTV INC                          COM            00088E104     489     115,020                YES       NO     X
WELLS FARGO & CO                  COM            949746101     395       7,100                YES       NO     X
INFINITY BROADCASTING Corp. NE    COM            456628102     394      14,104                YES       NO     X
MERCK & CO INC                    COM            589331107     384       4,100                YES       NO     X
STATE STR CORP                    COM            857477103     373       3,000                YES       NO     X
CLEAR CHANNEL COMMUNICATIONS      COM            184502102     345       7,113                YES       NO     X
AMERICAN INTL GROUP INC           COM            026874107     340       3,450                YES       NO     X
VIATEL INC                        COM            925529208     284      76,395                YES       NO     X
TARGET CORP                       COM            87612E106     277       8,600                YES       NO     X
MGIC INVT CORP WIS                COM            552848103     259       3,837                YES       NO     X
AMGEN INC                         COM            031162100     248       3,880                YES       NO     X
COX COMMUNICATIONS INC NEW        CL A           224044107     246       5,278                YES       NO     X
NTL INC                           COM            629407107     229       9,565                YES       NO     X
CITY NATL CORP                    COM            178566105     222       5,712                YES       NO     X
EPICEDGE INC                      COM            29426X102      38     100,000                YES       NO     X
CORECOMM LTD                      COM            21869Q108     128      25,983                YES       NO     X
EXCHANGE APPLICATIONS             COM            300867108      21      16,958                YES       NO     X
LIBERTY DIGITAL INC               CL A           530436104      62      12,263                YES       NO     X

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